SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	$ 4,515	$ 9,009
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	3,510	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative Liability	$ 15,462	$ 499